CASH ADVANCE PAYMENT – SAWGRASS HOLDINGS LLC (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenues	$ 4,952,185	$ 1,070,680	$ 7,280,885	$ 7,471,198
Asset Management Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Deferred revenue			7,200,000
Asset Management Agreement [Member] | Sawgrass APR Holdings LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Deferred revenue	3,750,000		5,000,000.0
Asset Management Agreement [Member] | Sawgrass Holdings LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Advance payment	5,000,000.0		5,000,000.0
Revenues	$ 1,250,000		$ 0